Share-Based Compensation (Summary Of The Value Of Share Options Granted) (Details) (USD $)	3 Months Ended
Mar. 31, 2011
Share-Based Compensation [Abstract]
Weighted-average grant-date fair value	$ 19.31
Weighted-average exercise price	$ 55.34